Equity - Equity based compensation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period after which service period has started					1 year
Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	302,107		302,107
Units authorized	394,602		394,602
Period after which service period has started			1 year
Sunlight | Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	232,709	236,187	232,709	236,187	234,403	237,318
Sunlight | LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	69,398	75,273	69,398	75,273	71,060	64,046
Class C | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	232,709		232,709
Compensation expense	$ 0.0	$ 0.0	$ 0.0	$ 0.0
LTIP | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	69,398		69,398
Compensation expense	$ 0.0	$ 0.0	$ 0.0	$ 0.0
C-1 Units | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service term ( in years)			4 years
Threshold Equity Value	$ 29.7		$ 29.7
Units outstanding	61,024		61,024
Units authorized	61,727		61,727
C-1 Units | Class C | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	52,303		52,303
C-1 Units | LTIP | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	8,721		8,721
C-2 Units | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service term ( in years)			4 years
Threshold Equity Value	$ 87.0		$ 87.0
Units outstanding	16,065		16,065
Units authorized	17,612		17,612
C-2 Units | Class C | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	7,892		7,892
C-2 Units | LTIP | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	8,173		8,173
C-2 AD Units | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service term ( in years)			4 years
Threshold Equity Value	$ 87.0		$ 87.0
Units outstanding	8,554		8,554
Units authorized	9,410		9,410
C-2 AD Units | Class C | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	4,212		4,212
C-2 AD Units | LTIP | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	4,342		4,342
C-3 Units | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service term ( in years)			5 years
Threshold Equity Value	$ 165.0		$ 165.0
Units outstanding	108,768		108,768
Units authorized	150,000		150,000
C-3 Units | Class C | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	82,700		82,700
C-3 Units | LTIP | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	26,068		26,068
C-3 AD Units | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service term ( in years)			5 years
Threshold Equity Value	$ 165.0		$ 165.0
Units outstanding	107,696		107,696
Units authorized	155,853		155,853
C-3 AD Units | Class C | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	85,602		85,602
C-3 AD Units | LTIP | Sunlight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	22,094		22,094